Supplement to the

Fidelity® Balanced Fund, Fidelity Low-Priced Stock Fund,
Fidelity® Puritan® Fund, and Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio,
Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, and
Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

This Statement of Additional Information, dated September 29, 2005 is applicable for Fidelity Balanced Fund and Fidelity Puritan Fund.

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.


RCOM8B-06-01 October 13, 2006
1.837695.100